ACQUISITIONS (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 03, 2021	Jun. 30, 2021	Dec. 31, 2021
Juan and Javier Gonzalez [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues		4,672,897
One Convertible Note and One Non Convertible Note [Member] | Kevin Childress [Member] | Monster Creative LLC [Member]
Business Acquisition [Line Items]
Aggregate principal amount	$ 8,000,000		$ 8,000,000
One Convertible Note and One Non Convertible Note [Member] | Doug Brandt [Member] | Monster Creative LLC [Member]
Business Acquisition [Line Items]
Aggregate principal amount	8,000,000		8,000,000
Convertible Notes [Member] | Doug Brandt and Kevin Childress [Member] | Monster Creative LLC [Member]
Business Acquisition [Line Items]
Aggregate principal amount	$ 7,500,000		$ 7,500,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%		5.00%
Conversion price per share	$ 1.20		$ 1.20
Debt term	18 months
Non Convertible Notes [Member] | Doug Brandt and Kevin Childress [Member] | Monster Creative LLC [Member]
Business Acquisition [Line Items]
Aggregate principal amount	$ 500,000		$ 500,000
Maturity date	Apr. 01, 2022
Debt Instrument, Interest Rate, Stated Percentage	5.00%		5.00%
Debt term	3 years
Common Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues				437,500
Tickeri Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs		$ 20,000,000
Business Combination, Consideration Transferred		$ 20,000,000
Tickeri Inc [Member] | Javier Gonzalez [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues		4,672,897
Tickeri Inc [Member] | Two Promissory Notes [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 10,000,000
Tickeri Inc [Member] | Secured Promissory Note [Member] | Juan and Javier Gonzalez [Member]
Business Acquisition [Line Items]
Aggregate principal amount		$ 5,000,000
Maturity date		Dec. 31, 2022
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Tickeri Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		$ 10,000,000
Payments to Acquire Businesses, Gross		$ 10,000,000
Monster Creative LLC [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 8,000,000		$ 8,000,000
Monster Creative LLC [Member] | One Convertible Note and One Non Convertible Note [Member] | Kevin Childress [Member]
Business Acquisition [Line Items]
Aggregate principal amount	8,000,000		8,000,000
Monster Creative LLC [Member] | Convertible Notes [Member]
Business Acquisition [Line Items]
Aggregate principal amount	$ 7,500,000		$ 7,500,000
Monster Creative LLC [Member] | Convertible Notes [Member] | Doug Brandt and Kevin Childress [Member]
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.00%		5.00%
Conversion price per share	$ 1.20		$ 1.20
Debt term	18 months
Monster Creative LLC [Member] | Non Convertible Notes [Member] | Doug Brandt and Kevin Childress [Member]
Business Acquisition [Line Items]
Aggregate principal amount	$ 500,000		$ 500,000
Maturity date	Apr. 01, 2022
Debt Instrument, Interest Rate, Stated Percentage	5.00%		5.00%